COMMITMENTS (Schedule of Future Minimum Concession Fee Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
COMMITMENTS [Abstract]
2015	$ 166,761
2016	77,640
2017	52,093
2018	33,843
2019	21,654
2020 and thereafter	34,228
Total	$ 386,219